Shareholder's Equity (Schedule Of Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Shareholder's Equity [Abstract]
Restricted stock and performance share awards	$ 142	$ 162	$ 140
Restricted stock rights	184	157	111
Stock options	29	52	84
Share-based compensation expense	$ 355	$ 371	$ 335